SCHEDULE OF OPERATING SEGMENT (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026		Mar. 31, 2025
Segment Reporting [Line Items]
Revenues	$ 465,551		$ 353,981
Cost of sales	423,396		320,045
Gross Profit	42,155		33,936
Operating Expenses	45,595	[1],[2]	39,145	[3],[4]
Operating Loss	(3,440)		(5,209)
Reconciliation of profit or loss (segment profit/loss)
Other income, net	112		122
Finance expenses, net	(86)		(34)
Loss Before Tax	(3,414)		(5,121)
North American Brokerage [Member]
Segment Reporting [Line Items]
Revenues	462,562		351,749
Cost of sales	422,295		319,249
Gross Profit	40,267		32,500
Operating Expenses	42,180	[1],[2]	35,401	[3],[4]
Operating Loss	(1,913)		(2,901)
One Real Title [Member]
Segment Reporting [Line Items]
Revenues	1,259		1,030
Cost of sales	182		167
Gross Profit	1,077		863
Operating Expenses	1,855	[1],[2]	2,288	[3],[4]
Operating Loss	(778)		(1,425)
One Real Mortgage [Member]
Segment Reporting [Line Items]
Revenues	1,294		1,076
Cost of sales	806		577
Gross Profit	488		499
Operating Expenses	948	[1],[2]	1,302	[3],[4]
Operating Loss	(460)		(803)
Other Operating Segment [Member]
Segment Reporting [Line Items]
Revenues	436		126
Cost of sales	113		52
Gross Profit	323		74
Operating Expenses	612	[1],[2]	154	[3],[4]
Operating Loss	$ (289)		$ (80)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Acquisition costs.
[2]	Operating expenses includes Revenue share expense of approximately $15,688 thousand and is recorded in the North American Brokerage segment.
[3]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[4]	Operating expenses includes Revenue share expense of approximately $12,504 thousand and is recorded in the North American Brokerage segment.